Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

On March 4, 2024, the Company received a Commitment Letter in the amount of $5 million, subject to agreement and definition documentation, from Corvus Capital, a major shareholder and related party. The facility allows for single draws of up to $500,000, and limits draw requests to $1,000,000 in any 30-day period. An interest rate of 9.5% annually will apply from the date of the advance request, and repayment is to begin in 12 equal monthly installments, commencing on April 30, 2025.

On March 7, 2024, the Company and VanEquity LTD (“VanEquity” or the “Lessor”) entered into a lease agreement for a laboratory space. Under the lease agreement, Rent of approximately $0.1 million is due per annum. The lease term ends in January of 2027, and the laboratory space is intended to provide Conduit with the ability to extend or develop proprietary solid-form intellectual property for existing and future clinical assets.

On March 20, 2024, the Company issued in a private placement common stock purchase warrants (the “Warrants”) to an unrelated third party to purchase up to an aggregate 260,000 shares of the Company’s common stock, in exchange for entering into a lock-up with respect to the shares of common stock held by such holder (the “Lock-Up Agreement”).

The Warrants are not exercisable until one year after their date of issuance. Each Warrant is exercisable into one share of the Company’s common stock at a price per share of $3.18 (as adjusted from time to time in accordance with the terms thereof) for a two-year period after the date of exercisability. There is no established public trading market for the Warrants. Notwithstanding the foregoing, the Warrants shall vest, and not be subject to forfeiture, with respect to 25% of such Warrants commencing on the 90th day after the date of the Lock-Up Agreement and 25% on each subsequent 90-day anniversary, in each case vesting only if the holder agrees to continue to have its shares of common stock remain locked up pursuant to the Lock-Up Agreement on such date.

The issuance of the Warrants was made in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended, and/or Regulation D promulgated thereunder.